UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Australia: 20.0%
164,821		Australia & New Zealand Banking Group Ltd.	$3,026,335	2.4
242,511		Coca-Cola Amatil Ltd.	1,559,307	1.3
528,141		Incitec Pivot Ltd.	1,313,301	1.1
445,532		Insurance Australia Group Ltd.	1,888,449	1.5
854,614	@	Metcash Ltd.	1,263,832	1.0
1,098,531		Nine Entertainment Co. Holdings Ltd.	963,817	0.8
67,571		Rio Tinto Ltd.	2,185,791	1.8
267,562		Santos Ltd.	869,684	0.7
898,742		Sigma Pharmaceuticals Ltd.	797,799	0.6
150,529	@	South32 Ltd.	169,265	0.1
1,089,205		Spark Infrastructure Group	1,808,887	1.4
445,091		Stockland	1,455,488	1.2
188,745		Suncorp Group Ltd.	1,767,251	1.4
99,860		Treasury Wine Estates Ltd.	745,220	0.6
601,088		Vicinity Centres	1,414,169	1.1
170,346		Westpac Banking Corp.	3,766,694	3.0
			24,995,289	20.0

		China: 27.8%
33,615	@	Alibaba Group Holding Ltd. ADR	2,756,430	2.2
250,000		Beijing Enterprises Holdings Ltd.	1,301,026	1.0
450,000		BOC Hong Kong Holdings Ltd.	1,385,521	1.1
4,498,000		China BlueChemical Ltd.	995,136	0.8
5,034,960		China Construction Bank	3,260,570	2.6
930,000		China Life Insurance Co., Ltd.	2,080,014	1.7
329,000		China Merchants Bank Co., Ltd.	673,268	0.5
188,000		China Mobile Ltd.	2,140,667	1.7
664,000		China Overseas Land & Investment Ltd.	1,996,584	1.6
2,163,800		China Petroleum & Chemical Corp.	1,471,130	1.2
588,000		China Resources Land Ltd.	1,406,972	1.1
642,000		China Resources Power Holdings Co.	1,008,227	0.8
1,148,000		China Unicom Hong Kong Ltd.	1,241,401	1.0
1,422,000		COSCO Pacific Ltd.	1,436,999	1.2
3,680,000		Datang International Power Generation Co., Ltd.	984,855	0.8
151,500		Hengan International Group Co., Ltd.	1,370,298	1.1
4,746,117		Industrial & Commercial Bank of China	2,525,441	2.0
574,000		Jiangsu Expressway Co. Ltd.	785,277	0.6
1,092,000		Lenovo Group Ltd.	669,946	0.5
3,323,500		Parkson Retail Group Ltd.	312,360	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,758,000		PetroChina Co., Ltd.	$1,203,499	1.0
545,000		Shanghai Industrial Holdings Ltd.	1,228,390	1.0
684,600		Shanghai Pharmaceuticals Holding Co. Ltd.	1,477,604	1.2
805,500		Shimao Property Holdings Ltd.	1,019,361	0.8
			34,730,976	27.8

		Hong Kong: 7.9%
711,334		AIA Group Ltd.	4,177,029	3.3
174,807		CLP Holdings Ltd.	1,647,796	1.3
13,570,000	@	Emperor Watch & Jewellery Ltd.	257,718	0.2
4,076,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	1,347,881	1.1
302,500		MTR Corp.	1,434,041	1.1
319,100		Television Broadcasts Ltd.	1,084,203	0.9
			9,948,668	7.9

		India: 11.9%
299,625		Coal India Ltd.	1,297,233	1.0
254,407		GAIL India Ltd.	1,399,732	1.1
110,833		HCL Technologies Ltd.	1,217,856	1.0
31,336		Hero Motocorp Ltd.	1,441,897	1.2
421,187		ICICI Bank Ltd.	1,518,492	1.2
147,847		Indiabulls Housing Finance Ltd.	1,577,149	1.3
303,909		ITC Ltd.	1,584,311	1.3
669,745		NTPC Ltd.	1,424,167	1.1
627,310		Punjab National Bank	735,514	0.6
92,557		Reliance Industries Ltd.	1,316,099	1.0
265,723		Tata Steel Ltd.	1,319,209	1.1
			14,831,659	11.9

		Indonesia: 0.6%
1,204,800		Indo Tambangraya Megah PT	772,258	0.6

		Macau: 1.1%
350,963		Sands China Ltd.	1,343,209	1.1

		Malaysia: 3.1%
1,635,613		Berjaya Sports Toto BHD	1,208,191	0.9
1,259,800		CIMB Group Holdings BHD	1,338,663	1.1
1,600,400		IJM Corp. BHD	1,352,723	1.1
			3,899,577	3.1

		Singapore: 0.9%
935,500		First Resources Ltd.	1,097,603	0.9

		South Korea: 11.1%
183,652		DGB Financial Group, Inc.	1,427,555	1.1
62,092		Hite Jinro Co. Ltd.	1,306,210	1.0
50,561		Hyundai Marine & Fire Insurance Co., Ltd.	1,340,456	1.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
49,111	KB Financial Group, Inc.	$1,401,189	1.1
53,403	KT Corp.	1,441,167	1.2
35,185	LG Display Co., Ltd.	763,659	0.6
6,994	POSCO	1,221,327	1.0
3,494	Samsung Electronics Co., Ltd.	3,781,861	3.0
38,184	Shinhan Financial Group Co., Ltd.	1,266,322	1.0
		13,949,746	11.1

	Taiwan: 8.0%
134,000	Catcher Technology Co., Ltd.	1,015,641	0.8
1,070,000	Cathay Financial Holding Co., Ltd.	1,233,123	1.0
2,467,319	CTBC Financial Holding Co. Ltd.	1,291,700	1.0
121,827	MediaTek, Inc.	820,991	0.7
575,000	Quanta Computer, Inc.	1,020,507	0.8
790,830	Taiwan Semiconductor Manufacturing Co., Ltd.	3,783,901	3.0
419,000	TPK Holding Co. Ltd.	839,686	0.7
		10,005,549	8.0

	Thailand: 1.2%
175,900	PTT PCL-Foreign	1,475,548	1.2

	United Kingdom: 1.1%
206,400	HSBC Holdings PLC	1,341,667	1.1

	Total Common Stock
	(Cost $150,656,966)	118,391,749	94.7

PREFERRED STOCK: 2.3%
	South Korea: 2.3%
4,238	Hyundai Motor Co.	352,082	0.3
10,406	Hyundai Motor Co.- Series 2	915,957	0.7
1,811	Samsung Electronics Co., Ltd. - Pref	1,612,168	1.3

	Total Preferred Stock
	(Cost $2,368,427)	2,880,207	2.3

	Total Investments in Securities (Cost $153,025,393)	$121,271,956	97.0
	Assets in Excess of Other Liabilities	3,772,319	3.0
	Net Assets	$125,044,275	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $153,047,081.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,038,145
Gross Unrealized Depreciation	(36,813,270)

Net Unrealized Depreciation	$(31,775,125)

Sector Diversification	Percentage of Net Assets
Financials	36.9%
Information Technology	14.6
Consumer Staples	7.2
Energy	6.7
Utilities	6.5
Consumer Discretionary	6.4
Industrials	6.0
Materials	5.9
Telecommunication Services	5.0
Health Care	1.8
Assets in Excess of Other Liabilities	3.0
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$24,995,289	$–	$24,995,289
China	2,756,430	31,974,546	–	34,730,976
Hong Kong	–	9,948,668	–	9,948,668
India	–	14,831,659	–	14,831,659
Indonesia	–	772,258	–	772,258
Macau	–	1,343,209	–	1,343,209
Malaysia	2,560,914	1,338,663	–	3,899,577
Singapore	–	1,097,603	–	1,097,603
South Korea	–	13,949,746	–	13,949,746
Taiwan	–	10,005,549	–	10,005,549
Thailand	–	1,475,548	–	1,475,548
United Kingdom	–	1,341,667	–	1,341,667
Total Common Stock	5,317,344	113,074,405	–	118,391,749
Preferred Stock	–	2,880,207	–	2,880,207
Total Investments, at fair value	$5,317,344	$115,954,612	$–	$121,271,956
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(763,554)	$–	$(763,554)
Total Liabilities	$–	$(763,554)	$–	$(763,554)

(1)	For the period ended May 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2016, securities valued at $1,623,505 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2016, the following over-the-counter written options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
3,000	Societe Generale	Call on S&P/ASX 200 Index	5,241.840 AUD	06/02/16	$205,160	$(300,483)
2,700	Deutsche Bank AG	Call on Hang Seng Index	20,258.340 HKD	06/02/16	150,495	(191,974)
31,300,000	Goldman Sachs & Co.	Call on Korea Stock Exchange KOSPI 200 Index	243.393 KRW	06/02/16	76,395	(27,085)
22,300	Societe Generale	Call on Taiwan Stock Exchange Weighted Index	8,177.460 TWD	06/02/16	79,200	(244,012)
		Total Written OTC Options			$511,250	$(763,554)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

	Instrument Type	Fair Value

Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$763,554
Total Liability Derivatives		$763,554

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

	Deutsche Bank AG	Goldman Sachs & Co.	Societe Generale	Totals
Liabilities:
Written options	$191,974	$27,085	$544,495	$763,554
Total Liabilities	$191,974	$27,085	$544,495	$763,554

Net OTC derivative instruments by counterparty, at fair value	$(191,974)	$(27,085)	$(544,495)	(763,554)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$310,000	$310,000

Net Exposure(1)	$(191,974)	$(27,085)	$(234,495)	$(453,554)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016